Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties – current:
Amounts due from related parties	¥ 5,455	$ 856	¥ 30
Allowance for credit losses	(846,266)		(851,249)
Total current amounts due from related parties	851,721		851,279
Due from Related Parties, Noncurrent
Total current amounts due from related parties, net	5,455	856	30
Allowance for credit losses			(7,369)
Total noncurrent amounts due from related parties, net
Amounts due to related parties – current:
Amounts due to related parties	289,936	45,497	271,419
Amounts due to related parties – noncurrent:
Amounts due to other related parties	472	74
Total current amounts due to related parties	289,936	45,497	271,419
Total noncurrent amounts due to related parties	472	$ 74
Jimu Group
Amounts due from related parties – current:
Amounts due from related parties	846,266		851,249
Allowance for credit losses				¥ 748,427
Due from Related Parties, Noncurrent			7,369
Total current amounts due from related parties, net	846,266		851,249
Allowance for credit losses				¥ 107,589
Total noncurrent amounts due from related parties, net			7,369
Amounts due to related parties – current:
Amounts due to related parties	289,792		265,974
Amounts due to related parties – noncurrent:
Total current amounts due to related parties	289,792		265,974
Other related parties
Amounts due from related parties – current:
Amounts due from related parties	5,455		30
Total current amounts due from related parties, net	5,455		30
Amounts due to related parties – current:
Amounts due to related parties	144		5,445
Amounts due to related parties – noncurrent:
Amounts due to other related parties	472
Total current amounts due to related parties	144		¥ 5,445
Total noncurrent amounts due to related parties	¥ 472